Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 25, 2012 Supplier	Dec. 27, 2011	Dec. 28, 2010
Organization And Basis Of Presentation [Line Items]
Cash equivalents	$ 0	$ 575,000
Percentage of BEEF purchases	100.00%	100.00%	100.00%
Number of BEEF suppliers	4
Realized loss upon settlement, net of income tax			200
Interest capitalized	104,000	204,000	0
Initial public offering cost		820,000
Non-cash impairment charge		1,400,000
Advertising costs	$ 4,682,000	$ 4,246,000	$ 2,744,000
Leasehold Improvements [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	20 years
Minimum [Member]
Organization And Basis Of Presentation [Line Items]
Finite lived intangible assets useful life	7 years
Minimum [Member] | Building [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	20 years
Minimum [Member] | Furniture fixtures and equipment [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	3 years
Maximum [Member]
Organization And Basis Of Presentation [Line Items]
Finite lived intangible assets useful life	17 years
Maximum [Member] | Building [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	25 years
Maximum [Member] | Furniture fixtures and equipment [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	7 years